Offerings	Feb. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Notes due 2035
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	0.99984
Maximum Aggregate Offering Price	$ 399,936,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,230.2
Offering Note
(1)	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Notes due 2055
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99763
Maximum Aggregate Offering Price	$ 598,578,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,642.29
Offering Note
(1)	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.